Commitments and Contingencies (Schedule of Future Minimum Operating Lease Payments for Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Future minimum operating lease payments for leases
2015	$ 62.3
2016	56.7
2017	45.2
2018	34.2
2019	23.9
Thereafter	44.3
Total	$ 266.6